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                                                                   HARTFORD LIFE




September 20, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:     Hartford Life and Annuity Insurance Company
        Separate Account Seven -- Hartford Leaders Access
        File No. 333-76425

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on September 10, 2001.

If you have any additional questions, please feel free to contact me at
(860) 843-6736.

Yours sincerely,

/s/ Michael Stobart

Michael Stobart
Assistant Counsel